Derivative Liability (Details)	1 Months Ended	12 Months Ended
	Nov. 23, 2021	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Feb. 28, 2021 CAD ($)
Derivative Liability [Abstract]
Derivative liabilities					$ 442,589
Change in fair value of gain		$ 153,155		$ 32,676
Allocated share capital		256,758
Warrants description	the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 23, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.
Derivative liabilities		$ 286,997
Share price (in Dollars)			$ 2.4
Warrants exercisable amount (in Dollars)			$ 9.375
Derivative of expected volatility		100.00%	100.00%
Dividend of excepted rate		0.00%	0.00%
Interest rate of percentage		3.10%	3.10%
Estimated remaining life year		4.40 years	4.40 years
Fair value of derivative liability		$ 950,684